Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization and Principal Activities [Abstract]
Schedule of Major Subsidiaries and Consolidating VIEs	As of December 31, 2022, Etao Hong Kong’s major subsidiaries and consolidated VIE are as follows:
Name	Date of Incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
ETAO International Medical Technology Ltd.	August 31, 2020	100%	WFOE, Technology

VIE and subsidiaries of VIE
Aaliance Insurance Brokers Co., Ltd and its 20 branches in China	July 14, 2010	VIE, 85% owned	Insurance Broker
Shanghai Weimin Info-tech Co., Ltd	November 10, 2017	100% owned subsidiary of 85% owned VIE	Software, online advertising support
Shandong Duorui Info-tech Co., Ltd.	March 6, 2019	70% owned subsidiary of 85% owned VIE	Software, online advertising support
Shandong Jingkai Info-tech Co., Ltd.	August 11, 2020	70% owned subsidiary of 85% owned VIE	Software, online advertising support
Jiangxi Qianhu Healthcare Group (Qianhu)	July 1, 2019	51% owned VIE	Cosmetology Hospital
Changsha Zhuoermei Medical Cosmetology Co., Ltd	February 14, 2010	100% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Yichun Aicite Medical Cosmetology Co., Ltd.	March 6, 2018	100% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Nanchang Ailaifu Medical Cosmetology Co., Ltd.	September 11, 2015	80% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Nanchang Hongpingguo Medical Cosmetology Co., Ltd.	September30, 2016	80% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Changsha Keyanmei Medical Cosmetology Co., Ltd.	June 23, 2015	51% owned subsidiary of 51% owned VIE	Cosmetology Hospital
Hangzhou 6D Dental Medical Technology Co., LTD	August 30, 2010	51% owned VIE	Dental
Quzhou 6D Dental Clinic Co., LTD	，March,16，2015	51% owned subsidiary of 51% owned VIE	Dental
Hangzhou Sunsmile Dental Clinic	May 18, 2017	60% owned subsidiary of 51% owned VIE	Dental
Chain Workshop (Beijing) Co.,Ltd.	August 27, 2003	100% owned VIE	AI, online healthcare
Shenzhen Gingularity Information Technology Co., Ltd	February 17, 2017	100% owned subsidiary of 100% owned VIE	AI, online healthcare
Nanjing Changguan Info-tech Co., Ltd.	January 5, 2010	51% owned subsidiary of 100% owned VIE	AI, online healthcare
Hunan Zhichao Healthcare Technology Limited	August 17, 2017	51% owned VIE	Healthcare technology
Henyang Kangning Health Management Limited	April 28, 2015	51% owned VIE	Health management
Guiyang Tianlun Infertility Hospital Limited	March 29, 2021	51% owned VIE	Hospital
Mengzhou Minsheng Hospital Limited	May 11, 2018	51% owned VIE	Hospital
Changxing Zhizhou Hospital Limited	March 5, 2019	51% owned VIE	Hospital
Beijing Baihuabaihui Biotech Limited	January 22, 2014	55% owned VIE	Bio-tech
Beijing Dnurse Technology Co.,Ltd	July 30, 2013	67.39% owned VIE	Nursing

Schedule of Condensed consolidated Statements of Operations Information
	For the year ended December 31, 2022
	Etao	WOFE		VIE	Elimination		Consolidated
Revenues	$—		$—	$58,060,025		$—	$58,060,025
Cost of revenues	$—		$—	$(39,060,362)		$—	$(39,060,362)
Gross profit	$—		$—	$18,999,663		$—	$18,999,663

Selling expenses	$—		$—	$(7,570,575)		$—	$(7,570,575)
General and administrative expenses	$(737,139,678)	$		$(9,306,538)			$(746,446,216)
Research and development expenses	$—		$—	$(2,129,176)		$—	$(2,129,176)
Total operating expenses	$(737,139,678)		$—	$(19,006,289)		$—	$(756,145,967)
Income (loss) from operations	$(737,139,678)		$—	$(6,627)		$—	$(737,146,304)
Total other income (loss)	$(158,993,531)		$—	$(198,126)		$—	$(159,191,657)
Profit (loss) before income tax expense	$(896,133,209)	$		$(204,752)	$		$(896,337,961)
Income tax expense	$—		$—	$(657,092)		$—	$(657,093)
Net loss from continuing business	$(896,133,209)		$—	$(861,845)	$		$(896,995,054)
Discontinued operation loss	$—		$—	$—		$—	$—
Non-controlling interest (income) loss	$111,656		$—	$205,639	$		$317,295
Net loss attributed to shareholders	$(896,021,553)		$—	$(656,206)		$—	$(896,677,759)
Other comprehensive income	$—		$—	$(1,465,325)		$—	$(1,465,325)
Comprehensive loss	$(896,021,553)		$—	$(2,121,531)		$—	$(898,143,084)
	For the year ended December 31, 2021
	Etao	WOFE		VIE	Elimination		Consolidated
Revenues	$—		$—	$53,337,278		$—	$53,337,278
Cost of revenues	$—		$—	$(37,072,061)		$—	$(37,072,061)
Gross profit	$—		$—	$16,265,217		$—	$16,265,217

Selling expenses	$—		$—	$(5,693,125)		$—	$(5,693,125)
General and administrative expenses	$(5,315,349)	$		$(9,763,223)			$(15,078,572)
Research and development expenses	$—		$—	$(918,631)		$—	$(918,630)
Total operating expenses	$(5,315,349)		$—	$(16,374,978)		$—	$(21,690,327)
Income (loss) from operations	$(5,315,349)		$—	$(109,761)		$—	$(5,425,110)
Total other income (loss)	$(3,766,000)		$—	$(257,261)		$—	$(4,023,261)
Profit (loss) before income tax expense	$(9,081,349)	$		$(367,022)	$		$(9,448,371)
Income tax expense	$—		$—	$(504,111)		$—	$(504,112)
Net loss from continuing business	$(9,081,349)		$—	$(871,134)	$		$(9,952,483)
Discontinued operation loss	$—		$—	$(631,486)		$—	$(631,486)
Non-controlling interest (income) loss	$220,177		$—	$(179,571)	$		$40,606
Net loss attributed to shareholders	$(8,861,172)		$—	$(1,682,191)		$—	$(10,543,363)
Other comprehensive income	$—		$—	$352,192		$—	$352,192
Comprehensive loss	$(8,861,172)		$—	$(1,329,999)		$—	$(10,191,171)

Schedule of Condensed Consolidated Balance Sheets Information
	As of December 31, 2022
	Parent	WOFE	VIE	Elimination		Consolidated
Cash and cash equivalents	$—	$—	$8,933,208		$—	$8,933,208
Restricted cash, current	$—	$—	$2,328,230		$—	$2,328,230
Short-term investment	$—	$—	$2,900,880		$—	$2,900,880
Accounts receivable, net	$—	$—	$8,096,347		$—	$8,096,347
Advances to suppliers	$—	$—	$315,502		$—	$315,502
Prepaid expenses and other receivables, net	$—	$—	$1,877,354		$—	$1,877,354
Inventories	$—	$—	$1,989,393		$—	$1,989,393
Current assets of discontinued operation	$—	$—	$—		$—	$—
Total current assets	$—	$—	$26,440,914		$—	$26,440,914
Restricted cash, non-current	$—	$—	$725,171		$—	$725,171
Long-term Investment	$158,588,161	$—	$—		$(158,588,161)	$—
Property, plants and equipment, net	$—	$—	$17,687,745		$—	$17,687,745
Intangible assets, net	$—	$—	$607,881		$—	$607,881
Goodwill	$—	$—	$—		$—	$—
Prepayment for investments in real property	$—	$—	$—		$—	$—
Land use right, net	$—	$—	$501,555		$—	$501,555
Deferred tax assets, net	$—	$—	$96,812		$—	$96,812
Finance lease assets	$—	$—	$1,123,877		$—	$1,123,877
Right-of-use assets	$—	$—	$5,351,870		$—	$5,351,870
Security deposits	$—	$—	$45,688		$—	$45,687
Related party receivable	$—	$—	$7,062,016		$(6,653,707)	$408,309
Non-current assets of discontinued operation	$—	$—	$—		$—	$—
Total non-current assets	$158,588,161	$—	$33,202,614		$(165,241,868)	$26,548,907
TOTAL ASSETS	$158,588,161	$—	$59,643,528		$(165,241,868)	$52,989,821

Bank loans	$—	$—	$2,359,462		$—	$2,359,462
Long-term bank loan – current portion	$—	$—	$—		$—	$—
Note payable	$—	$—	$3,102,103		$—	$3,102,103
Accounts payable	$—	$—	$7,563,542		$—	$7,563,542
Contract liabilities	$—	$—	$748,296		$—	$748,296
Accrued expenses and other current liabilities	$—	$—	$18,585,015		$—	$18,585,015
Finance lease payable, current	$—	$—	$842,871		$—	$842,871
Operating lease payable, current	$—	$—	$1,245,130		$—	$1,245,130
Current liabilities of discontinued operation	$—	$—	$—		$—	$—
Total current liabilities	$—	$—	$34,446,419		$—	$34,446,419
Non-current liabilities of discontinued operation	$—	$—	$—		$—	$—
Related parties payable	23,359,961		2,472,763		(6,653,707)	19,179,017
Finance lease payable, non-current	$—	$—	$1,064,104		$—	$1,064,104
Operating lease payable, non-current	$—	$—	$4,280,617		$—	$4,280,617
TOTAL LIABILITIES	$23,359,961	$—	$42,263,903	$		$58,970,157

Class B ordinary shares (US$0.0001 par value per share; 3,300,000 shares issued and outstanding as of December 31, 2022 and December 31, 2021;	$330	$—	$—		$—	$330
Class A ordinary shares (US$0.0001 par value per share; 96,700,000 and 23,100,500 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively;	$9,670	$—	$23,180,227		$(23,180,227)	$9,670
Additional paid-in capital	$893,043,710	$—	$17,575,875		$(17,592,609)	$893,026,975
Subscription receivable	$—	$—	$—		$—	$—
Statutory reserve	$—	$—	$16,735		$—	$16,735
Accumulated deficit	$(757,825,510)	$—	$(22,758,765)		$(126,955,029)	$(907,539,304)
Accumulated other comprehensive income/(loss)	$—	$—	$(1,113,133)		$—	$(1,113,133)
Etao’s shareholders’ equity/(deficits)	$135,228,200	$—	$16,900,938		$(167,727,865)	$(15,598,728)
Non-controlling interest	$—	$—	$478,688		$9,139,704	$9,618,392
TOTAL EQUITY/(DEFICITS)	$135,228,200	$—	$17,379,625		$(158,588,161)	$(5,980,336)
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$158,588,161	$—	$59,643,528		$(165,241,868)	$52,989,821

	As of December 31, 2021
	Parent	WOFE	VIE	Elimination	Consolidated
Cash and cash equivalents	$—	$—	$4,727,210	$—	$4,727,210
Restricted cash, current	$—	$—	$6,281,783	$—	$6,281,783
Short-term investment	$—	$—	$—	$—	$—
Accounts receivable, net	$—	$—	$8,716,261	$—	$8,716,261
Advances to suppliers	$—	$—	$498,207	$—	$498,207
Prepaid expenses and other receivables, net	$—	$—	$3,499,945	$—	$3,499,945
Inventories	$—	$—	$2,079,947	$—	$2,079,947
Current assets of discontinued operation	$—	$—	$728,210	$—	$728,210
Total current assets	$—	$—	$26,531,563	$—	$26,531,563
Restricted cash, non-current	$—	$—	$792,074	$—	$792,074
Long-term Investment	$173,640,463	$—	$—	$(173,640,463)	$—
Property, plants and equipment, net	$—	$—	$19,334,008	$—	$19,334,008
Intangible assets, net	$—	$—	$817,640	$—	$817,640
Goodwill	$—	$—	$—	$160,128,167	$160,128,167
Prepayment for investments in real property	$—	$—	$874,403	$—	$874,403
Land use right, net	$—	$—	$556,551	$—	$556,551
Deferred tax assets, net	$—	$—	$89,109	$—	$89,109
Finance lease assets	$—	$—	$1,446,490	$—	$1,446,490
Right-of-use assets	$—	$—	$7,223,995	$—	$7,223,995
Security deposits	$—	$—	$84,233	$—	$84,233
Related party receivable	$—	$—	$4,095,359	$(3,650,127)	$445,232
Non-current assets of discontinued operation	$—	$—	$3,783,940	$—	$3,783,940
Total non-current assets	$173,640,463	$—	$39,097,803	$(17,162,423)	$195,575,843
TOTAL ASSETS	$173,640,463	$—	$65,629,365	$(17,162,423)	$222,107,405

Bank loans	$—	$—	$3,149,407	$—	$3,149,407
Long-term bank loan – current portion	$—	$—	$375,701	$—	$375,701
Note payable	$—	$—	$3,797,706	$—	$3,797,706
Accounts payable	$—	$—	$7,366,582	$—	$7,366,582
Contract liabilities	$—	$—	$778,125	$—	$778,125
Accrued expenses and other current liabilities	$—	$—	$15,221,163	$—	$15,221,163
Finance lease payable, current	$—	$—	$1,376,410	$—	$1,376,410
Operating lease payable, current	$—	$—	$1,402,727	$—	$1,402,727
Current liabilities of discontinued operation	$—	$—	$5,056,394	$—	$5,056,394
Total current liabilities	$—	$—	$38,524,215	$—	$38,524,215
Non-current liabilities of discontinued operation	$—	$—	$2,348,149	$—	$2,348,149
Related parties payable	23,359,961		1,998,192	(3,650,127)	21,179,818
Finance lease payable, non-current	$—	$—	$1,391	$—	$1,391
Operating lease payable, non-current	$—	$—	$5,790,397	$—	$5,790,397
TOTAL LIABILITIES	$23,359,961	$—	$48,662,345	$(3,650,127)	$67,843,970

Class B ordinary shares (US$0.0001 par value per share; 3,300,000 shares issued and outstanding as of December 31, 2022 and December 31, 2021;	$330	$—	$—	$—	$330
Class A ordinary shares (US$0.0001 par value per share; 96,700,000 and 23,100,500 shares issued and outstanding as of December 31, 2022 and December 31, 2021, respectively;	$2,310	$—	$25,709,251	$(25,709,251)	$2,310
Additional paid-in capital	$157,056,070	$—	$17,575,875	$(17,592,609)	$157,039,335
Subscription receivable	$(616,469)	$—	$—	$—	$(616,469)
Statutory reserve	$—	$—	$16,735	$—	$16,735
Accumulated deficit	$(5,633,531)	$—	$(26,856,358)	$21,628,344	$(10,861,545)
Accumulated other comprehensive income/(loss)	$—	$—	$352,192	$—	$352,192
Etao’s shareholders’ equity/(deficits)	$150,808,710	$—	$16,797,694	$(21,673,516)	$145,932,888
Non-controlling interest	$—	$—	$169,326	$8,161,220	$8,330,546
TOTAL EQUITY/(DEFICITS)	$150,808,710	$—	$16,967,020	$(13,512,296)	$154,263,434
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$173,640,463	$—	$65,629,365	$(17,162,423)	$222,107,405

Schedule of Condensed Consolidated Cash Flows Information
	For the year ended December 31, 2022
	Etao		WOFE	VIE		Elimination		Consolidated
Net loss from continuing business		$(896,133,209)	$—		$(861,845)		$—		$(896,995,054)
Adjustment:		$—	$—	$			—	$
Depreciation and amortization		$—	$—		$1,951,902		$—		$1,951,902
Bad debt provision		$—	$—		$1,070,148		—		$1,070,148
Impairment for equity investment		$158,993,531	$—		$305,561		$—		$159,299,092
Shares issued for compensation		$735,995,000	$—		$—		—		$735,995,000
Changes in operating assets:				$		$
Decrease/(increase) of restricted cash, current		$—	$—		$3,544,888		—		$3,544,888
Decrease/(increase) of accounts receivable		$—	$—		$(155,495)		$—		$(155,495)
Decrease/(increase) of advances to suppliers		$—	$—		$146,777		—		$146,777
Decrease/(increase) of prepaid expenses and other receivables		$—	$—		$341,116		$—		$341,115
Decrease/(increase) of inventories		$—	$—		$(75,725)		—		$(75,725)
Decrease/(increase) of deferred tax assets		$—	$—		$(15,107)		$—		$(15,107)
Increase/(decrease) of accounts payable		$—	$—		$798,416		—		$798,416
Increase/(decrease) of advances from customers		$—	$—		$32,476		$—		$32,476
Increase/(decrease) of accrued expenses and other payables		$—	$—		$4,678,246		—		$4,678,245
Increase/(decrease) of lease liabilities		$—	$—		$207,209		$—		$207,209
Cash (used in) / provided by operating activities		$(1,144,678)	$—		$11,968,566		—		$10,823,888

Purchase of property, plant and equipment		$—	$—		$(624,363)		—		$(624,363)
Acquiring of intangible assets and long-term prepaid expenses		$—	$—		$(9,533)		$—		$(9,533)
Payment for short-term investment		$—	$—		$(2,971,162)		—		$(2,971,162)
Proceeds for equity investment		$—	$—		$—		$—		$—
Proceeds from disposal of investment in real property		$—	$—		$—		—		$—
Proceeds from rental deposit		$—	$—		$32,656		$—		$32,656
Cash increased by acquisition		$—	$—		$—		—		$—
Cash provided by / (used in) investing activities		$—	$—		$(3,572,402)		$—		$(3,572,402)

Proceeds/(repayment) of bank loans, net		$—	$—		$(908,357)		$—		$(908,357)
Proceeds/(repayment) of note payable, net		$—	$—		$(404,846)		—		$(404,845)
Proceeds/(repayment) from related parties		$528,209	$—		$(3,045,757)		$—		$(2,517,548)
Repayment of finance lease liability		$—	$—		$653,595		—		$653,595
Proceeds from allotment of shares		$616,469	$—		$—		$—		$616,469
Cash provided by / (used in) financing activities		$1,144,678	$—		$(3,705,366)		—		$(2,560,688)
	$		$—	$			$—	$
Foreign currency effect		$—	$—		$(484,800)		—		$(484,800)
Total cashflow		$—	$—		$4,205,998		$—		$4,205,998

	For the year ended December 31, 2021
	Etao		WOFE		VIE		Elimination	Consolidated
Net loss from continuing business		$(9,081,349)		$—		$(871,134)	$—		$(9,952,483)
Adjustment:	$			$—	$		—	$
Depreciation and amortization	$			$—		$1,696,188	$—		$1,696,188
Bad debt provision	$			$—		$237,960	—		$237,960
Impairment for equity investment		$3,766,000		$—		$—	$—		$3,905,776
Shares issued for compensation		$5,000,000		$—		$—	—		$5,000,000
Changes in operating assets:			$		$
Decrease/(increase) of restricted cash, current		$—		$—		$(3,173,712)	—		$(3,173,712)
Decrease/(increase) of accounts receivable		$—		$—		$(2,113,002)	$—		$(2,113,002)
Decrease/(increase) of advances to suppliers		$—		$—		$(36,001)	—		$(36,001)
Decrease/(increase) of prepaid expenses and other receivables		$—		$—		$187,987	$—		$187,987
Decrease/(increase) of inventories		$—		$—		$(32,422)	—		$(32,422)
Decrease/(increase) of deferred tax assets		$—		$—		$(16,078)	$—		$(16,078)
Increase/(decrease) of accounts payable		$—		$—		$620,504	—		$620,504
Increase/(decrease) of advances from customers		$—		$—		$78,462	$—		$78,462
Increase/(decrease) of accrued expenses and other payables		$—		$—		$3,415,189	—		$3,415,189
Increase/(decrease) of lease liabilities		$—		$—		$(69,844)	$—		$(69,844)
Cash (used in) / provided by operating activities		$(315,349)		$—		$63,874	—		$(251,475)

Purchase of property, plant and equipment		$—		$—		$(2,349,181)	—		$(2,349,181)
Acquiring of intangible assets and long-term prepaid expenses		$—		$—		$(7,202)	$—		$(7,202)
Payment for short-term investment		$—		$—		$—	—		$—
Proceeds for equity investment		$—		$—		$15,531	$—		$15,531
Proceeds from disposal of investment in real property		$—		$—		$226,213	—		$226,213
Proceeds from rental deposit		$—		$—		$20,640	$—		$20,640
Cash increased by acquisition		$—		$—		$7,706,089	—		$7,706,089
Cash provided by / (used in) investing activities		$—		$—		$5,612,090	$—		$5,612,090

Proceeds/(repayment) of bank loans, net		$—		$—		$64,125	$—		$64,125
Proceeds/(repayment) of note payable, net		$—		$—		$(2,305,982)	—		$(2,305,982)
Proceeds/(repayment) from related parties		$—		$—		$2,446,680	$—		$2,446,680
Repayment of finance lease liability	$			$—		$(1,217,907)	—		$(1,217,907)
Proceeds from allotment of shares		$315,349		$—		$—	$—		$315,349
Cash provided by / (used in) financing activities		$315,349		$—		$(1,013,084)	—		$(697,734)
	$			$—	$		$—	$
Foreign currency effect		$—		$—		$64,330	—		$64,330
Total cashflow		$—		$—		$4,727,210	$—		$4,727,210